Capital Leases Payable	12 Months Ended
Dec. 31, 2015
Capital Leases Payable [Abstract]
Capital Leases Payable

Note 11—Capital Leases Payable

Capital Leases Payable

Capital leases payable consisted of the following:

	December 31, 2015	December 31, 2014

Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452.	$13,000	$17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	6,000	12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	6,000	12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	5,000	8,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $394.	10,000	—
Total capital leases	40,000	49,000
Less: current portion	(26,000)	(19,000)
Long-term portion of capital leases	$14,000	$30,000

The future minimum lease payments required under the capital leases and the present value of the net minimum lease payments as of December 31, 2015, are as follows:

	Year Ending December 31	Amount
	2016	28,000
	2017	12,000
	2018	5,000
Net minimum lease payments		45,000
Less: Amount representing interest		(3,000)
Less: Taxes		(1,000)
Present value of net minimum lease payments		40,000
Less: Current maturities of capital lease payables		(26,000)
Long-term capital lease payables		$14,000